VANECK OIL SERVICES ETF

SCHEDULE OF INVESTMENTS

March 31, 2023 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.0%
Bermuda: 4.7%
Valaris Ltd. (USD) *	1,693,752	$110,195,505
Netherlands: 4.8%
Tenaris SA (ADR) †	3,980,412	113,123,309
United Kingdom: 4.6%
TechnipFMC Plc (USD) *	7,958,523	108,633,839
United States: 85.9%
Baker Hughes Co.	6,602,901	190,559,723
Cactus, Inc.	1,796,469	74,068,417
ChampionX Corp. †	4,006,886	108,706,817
Core Laboratories NV †	852,005	18,786,710
Dril-Quip, Inc. * †	721,446	20,698,286
Expro Group Holdings NV * †	2,032,299	37,313,010
Halliburton Co.	8,878,293	280,909,191
Helix Energy Solutions Group, Inc. * †	4,324,250	33,469,695
Helmerich & Payne, Inc.	2,509,510	89,714,982
Liberty Energy, Inc.	4,373,091	56,019,296
Nabors Industries Ltd. * †	264,909	32,295,056
NexTier Oilfield Solutions, Inc. * †	6,356,619	50,535,121
NOBLE CORP PLC *	2,843,512	112,233,419
NOV, Inc.	5,943,524	110,014,629
	Number of Shares	Value
United States (continued)
Oceaneering International, Inc. *	2,602,232	$45,877,350
Patterson-UTI Energy, Inc.	5,551,671	64,954,551
ProPetro Holding Corp. * †	2,382,352	17,129,111
RPC, Inc.	3,974,416	30,563,259
Schlumberger NV	10,048,419	493,377,373
Select Energy Services, Inc.	3,419,761	23,801,536
Transocean Ltd. * †	17,004,327	108,147,520
US Silica Holdings, Inc. *	2,132,464	25,461,620
		2,024,636,672
Total Common Stocks (Cost: $2,631,614,155)		2,356,589,325

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.9%
Money Market Fund: 0.9% (Cost: $21,586,696)
State Street Navigator Securities Lending Government Money Market Portfolio	21,586,696	21,586,696
Total Investments: 100.9% (Cost: $2,653,200,851)		2,378,176,021
Liabilities in excess of other assets: (0.9)%		(20,570,877)
NET ASSETS: 100.0%		$2,357,605,144

Definitions:

ADR	American Depositary Receipt
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $119,843,865.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Oil & Gas Equipment & Services	77.9%	$1,839,048,292
Oil & Gas Drilling	22.1	517,541,033
	100.0%	$2,356,589,325
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